SIGNIFICANT ACCOUNTING POLICIES: (Policies)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES:
Basis of consolidation

Basis of consolidation:

The consolidated financial statements include the accounts of Tootsie Roll Industries, Inc. and its wholly-owned subsidiaries (the Company), which are primarily engaged in the manufacture and sales of candy products. All significant intercompany transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Revenue recognition:

Products are sold to customers based on accepted purchase orders which include quantity, sales price and other relevant terms of sale. Revenue, net of applicable provisions for discounts, returns, allowances and certain advertising and promotional costs, is recognized when products are delivered to customers and collectability is reasonably assured. Shipping and handling costs of $45,850, $43,034, and $38,628 in 2011, 2010 and 2009, respectively, are included in selling, marketing and administrative expenses. Accounts receivable are unsecured. Revenues from a major customer aggregated approximately 23.3%, 21.4% and 22.9% of net product sales during the years ended December 31, 2011, 2010 and 2009, respectively.

Cash and cash equivalents
Cash and cash equivalents: The Company considers temporary cash investments with an original maturity of three months or less to be cash equivalents.

Investments

Investments:

Investments consist of various marketable securities with maturities of generally up to three years. The Company classifies debt and equity securities as either available for sale or trading. Available for sale securities are not actively traded by the Company and are carried at fair value. The Company follows current fair value measurement guidance and unrealized gains and losses on these securities are excluded from earnings and are reported as a separate component of shareholders’ equity, net of applicable taxes, until realized or other than temporarily impaired. Trading securities relate to deferred compensation arrangements and are carried at fair value with gains or losses included in other income (expense), net. The Company invests in trading securities to economically hedge changes in its deferred compensation liabilities.

The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in other income (expense), net. Further information regarding the fair value of the Company’s investments is included in Note 10 to the Consolidated Financial Statements.

Derivative instruments and hedging activities

Derivative instruments and hedging activities:

Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.

From time to time, the Company enters into commodity futures, commodity options contracts and foreign currency forward contracts. Commodity futures and options are intended and are effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and are effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments. Further information regarding derivative instruments and hedging activities is included in Note 11 to the Consolidated Financial Statements.

Inventories

Inventories:

Inventories are stated at cost, not to exceed market. The cost of substantially all of the Company’s inventories ($67,339 and $52,863 at December 31, 2011 and 2010, respectively) has been determined by the last-in, first-out (LIFO) method. The excess of current cost over LIFO cost of inventories approximates $24,043 and $19,379 at December 31, 2011 and 2010, respectively. The cost of certain foreign inventories ($4,421 and $3,789 at December 31, 2011 and 2010, respectively) has been determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from vendors related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore reflected in cost of sales when the related inventory item is sold.

Property, plant and equipment

Property, plant and equipment:

Depreciation is computed for financial reporting purposes by use of the straight-line method based on useful lives of 20 to 35 years for buildings and 5 to 20 years for machinery and equipment. Depreciation expense was $19,229, $18,279 and $17,862 in 2011, 2010 and 2009, respectively.

Carrying value of long-lived assets

Carrying value of long-lived assets:

The Company reviews long-lived assets to determine if there are events or circumstances indicating that the amount of the asset reflected in the Company’s balance sheet may not be recoverable. When such indicators are present, the Company compares the carrying value of the long-lived asset, or asset group, to the future undiscounted cash flows of the underlying assets to determine if an impairment exists. If applicable, an impairment charge would be recorded to write down the carrying value to its fair value. The determination of fair value involves the use of estimates of future cash flows that involve considerable management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic conditions. No impairment charges of long-lived assets were recorded by the Company during 2011, 2010 and 2009.

Postretirement health care and life insurance benefits

Postretirement health care and life insurance benefits:

The Company provides certain postretirement health care and life insurance benefits. The cost of these postretirement benefits is accrued during employees’ working careers. The Company also provides split dollar life benefits to certain executive officers. The Company records an asset equal to the cumulative insurance premiums paid that will be recovered upon the death of covered employees or earlier under the terms of the plan. No premiums were paid in 2011, 2010 and 2009.

Goodwill and intangible assets

Goodwill and intangible assets:

In accordance with authoritative guidance, goodwill and intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually unless certain interim triggering events or circumstances require more frequent testing. All trademarks have been assessed by management to have indefinite lives because they are expected to generate cash flows indefinitely. The Company has completed its annual impairment testing of its goodwill and trademarks at December 31 of each of the years presented. As of December 31, 2009, management ascertained that certain trademarks were impaired, and recorded a pre-tax charge of $14,000. No impairments of intangibles were recorded in 2011 and 2010.

This determination is made by comparing the carrying value of the asset with its estimated fair value, which is calculated using estimates including discounted projected future cash flows. If the carrying value of goodwill exceeds the fair value, a second step would measure the carrying value and implied fair value of goodwill. Management believes that all assumptions used for the impairment tests are consistent with those utilized by market participants performing similar valuations.

Income taxes

Income taxes:

Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more-likely-than-not. Federal income taxes are provided on the portion of income of foreign subsidiaries that is expected to be remitted to the U.S. and become taxable, but not on the portion that is considered to be permanently invested in the foreign subsidiary.

Foreign currency translation

Foreign currency translation:

The U.S. dollar is used as the functional currency where a substantial portion of the subsidiary’s business is indexed to the U.S. dollar or where its manufactured products are principally sold in the U.S. All other foreign subsidiaries use the local currency as their functional currency. Where the U.S. dollar is used as the functional currency, foreign currency remeasurements are recorded as a charge or credit to other income (expense), net in the statement of earnings. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive (loss).

Equity method investment

Equity method investment:

The Company’s 50% interest in two foreign companies is accounted for using the equity method. The Company records an increase in its investment to the extent of its share of earnings, and reduces its investment to the extent of losses and dividends received. No dividends were paid in 2011, 2010 and 2009.

As of December 31, 2009, management determined that the fair value of the asset was less than the carrying value. As a result, the Company recorded a pre-tax impairment charge of $4,400 in the fourth quarter 2009, resulting in an adjusted carrying value of $4,961 as of December 31, 2009. The fair value was primarily assessed using the present value of estimated future cash flows. No impairments were recorded in 2011 and 2010.

Comprehensive earnings

Comprehensive earnings:

Comprehensive earnings includes net earnings, foreign currency translation adjustments and unrealized gains/losses on commodity and/or foreign currency hedging contracts, available for sale securities and certain postretirement benefit obligations.

Earnings per share

Earnings per share:

A dual presentation of basic and diluted earnings per share is not required due to the lack of potentially dilutive securities under the Company’s simple capital structure. Therefore, all earnings per share amounts represent basic earnings per share.

The Class B Common Stock has essentially the same rights as Common Stock, except that each share of Class B Common Stock has ten votes per share (compared to one vote per share of Common Stock), is not traded on any exchange, is restricted as to transfer and is convertible on a share-for-share basis, at any time and at no cost to the holders, into shares of Common Stock which are traded on the New York Stock Exchange.

Use of estimates

Use of estimates:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, allowances and incentives, product liabilities, assets recorded at fair value, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. For instance, in determining the annual post-employment benefit costs, the Company estimates the cost of future health care benefits. Actual results may or may not differ from those estimates.